UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


              REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2005

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
=======================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
--------------------
New York, New York
May 13, 2005

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     97

Form 13F Information Table Value Total:     $222,631,000

List of Other Included Managers:

                                        No. 1:
                                        -----
                                            Name:  Wynnefield Capital, Inc.
                                            Form 13F  File Number:  28 - 7006

                                                      FORM 13F INFORMATION TABLE
                                                      --------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                        (SEC USE ONLY)
Name of Manager #1:        WYNNEFIELD CAPITAL, INC.

                                           Column 3:       Column 4:                                                      Column 6:
Column 1:                     Column 2:      CUSIP      Fair Market Value        Shares or       Column 5:               Investment
Name of Issuer            Title of  Class   Number       (in thousands)      Principal Amount     SH/PRN      Put/Call   discretion
--------------            ---------------  ---------    -----------------    ----------------    ---------    --------   ----------


Acme Communication Inc.         COM        004631107         5,685             1,078,784             SH                     SOLE
Align Technology Inc.           COM        016255101           623               100,000             SH                     SOLE
AFC Enterprises Inc.            COM        00104Q107         5,102               200,000             SH                     SOLE
Ampal-American Israel           CLA        032015109         1,270               306,854             SH                     SOLE
Corp.
Angelica Corp.                  COM        034663104         4,200               150,000             SH                     SOLE
Armor Holdings, Inc.            COM        042260109         5,104               137,600             SH                     SOLE
Avalon Holdings Corp.           CLA        05343P109            40                11,700             SH                     SOLE
Bexil Corp.                     COM        088577101           162                11,400             SH                     SOLE
Blair Corp.                     COM        092828102         2,502                75,900             SH                     SOLE
Cadmus Communications           COM        127587103         1,763               125,000             SH                     SOLE
Corp.
Cagles Inc.                     CLA        127703106         1,562               169,800             SH                     SOLE
Canada Southern               LTD VTG      135231108           188                23,450             SH                     SOLE
Petroleum Ltd.                   SH
Canadian Superior               COM        136644101           194               110,900             SH                     SOLE
Energy Inc.
Central Freight Lines,          COM        153491105         1,320               375,000             SH                     SOLE
Inc.
Collectors Universe Inc.        COM        19421R200         1,911               100,000             SH                     SOLE
Comstock Resources, Inc.        COM        205768203         2,265                78,800             SH                     SOLE
Cornell Companies Inc.          COM        219141108        12,290               975,400             SH                     SOLE
Cronos Group, S.A.              SHS        L20708100         3,866               311,800             SH                     SOLE

Diomed Holdings Inc.            COM        25454R207         1,789               450,600             SH                     SOLE
Dynegy Inc.                     CLA        26816Q101         2,346               600,000             SH                     SOLE
Energy Partners Ltd.            COM        29270U105           891                34,300             SH                     SOLE


TOTAL                                                     $ 55,073             5,427,288
                                                          --------             ---------


Column 1:                    Column 7:              Column 8:
Name of Issuer            Other Managers        Voting Authority
--------------            --------------   --------------------------
                                           Sole      Shared     None
                                           ----      ------     ----
Acme Communication Inc.   Filer + No. 1    SOLE
Align Technology Inc.     Filer + No. 1    SOLE
AFC Enterprises Inc.      Filer + No. 1    SOLE
Ampal-American Israel     Filer + No. 1    SOLE
Corp.
Angelica Corp.            Filer + No. 1    SOLE
Armor Holdings, Inc.      Filer + No. 1    SOLE
Avalon Holdings Corp.     Filer + No. 1    SOLE
Bexil Corp.               Filer + No. 1    SOLE
Blair Corp.               Filer + No. 1    SOLE
Cadmus Communications     Filer + No. 1    SOLE
Corp.
Cagles Inc.               Filer + No. 1    SOLE
Canada Southern           Filer + No. 1    SOLE
Petroleum Ltd.
Canadian Superior         Filer + No. 1    SOLE
Energy Inc.
Central Freight Lines,    Filer + No. 1    SOLE
Inc.
Collectors Universe Inc.  Filer + No. 1    SOLE
Comstock Resources, Inc.  Filer + No. 1    SOLE
Cornell Companies Inc.    Filer + No. 1    SOLE
Cronos Group, S.A.        Filer + No. 1    SOLE

Diomed Holdings Inc.      Filer + No. 1    SOLE
Dynegy Inc.               Filer + No. 1    SOLE
Energy Partners Ltd.      Filer + No. 1    SOLE


TOTAL



Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                        (SEC USE ONLY)
Name of Manager #1:        WYNNEFIELD CAPITAL, INC.

                                           Column 3:       Column 4:                                                      Column 6:
Column 1:                     Column 2:      CUSIP      Fair Market Value        Shares or       Column 5:               Investment
Name of Issuer            Title of  Class   Number       (in thousands)      Principal Amount     SH/PRN      Put/Call   discretion
--------------            ---------------  ---------    -----------------    ----------------    ---------    --------   ----------


Enesco Group Inc.               COM          292973104      3,540              532,400                SH                   SOLE
First Aviation                  COM          31865W108      9,135            2,066,634                SH                   SOLE
Services Inc.
First Consulting                COM          31986R103        192               37,000                SH                   SOLE
Group Inc.
First Union Real             COM SH BEN      337400105        138               34,146                SH                   SOLE
Estate Equity and               INT
Mortgage Investments
Foster L B Co.                  COM          350060109        907              100,000                SH                   SOLE
Frozen Food Express             COM          359360104      3,425              297,800                SH                   SOLE
Industries Inc.
G-III Apparel Group             COM          36237H101      3,170              463,757                SH                   SOLE
Ltd.
Gammon Lake Resources,          COM          364915108        145               25,000                SH                   SOLE
Inc.
Gasco Energy Inc.               COM          367220100         76               25,000                SH                   SOLE
Gold Fields Ltd.             SPONSORED       38059T106      1,149              100,000                SH                   SOLE
                                ADR
Goldcorp Inc.                   COM          380956409        853               60,000                SH                   SOLE
Golden Enterprises Inc.         COM          381010107         59               16,200                SH                   SOLE
Greg Manning Auctions           COM          563823103        185               18,500                SH                   SOLE
Inc.
Hancock Fabrics Inc.            COM          409900107      2,604              350,000                SH                   SOLE
Hollywood Media Corp.           COM          436233100      6,132            1,223,865                SH                   SOLE
Internet Commerce Corp          CLA          46059F109      1,607              819,942                SH                   SOLE
Intrawest Corporation           COM          460915200      8,022              420,000                SH                   SOLE
Key Energy Services,            COM          492914106      5,735              500,000                SH                   SOLE
Inc.
Keynote Systems Inc.            COM          493308100      1,553              131,504                SH                   SOLE
Ladish Inc.                     COM          505754200      5,041              425,363                SH                   SOLE


TOTAL                                                     $53,668            7,647,111
                                                          -------            ---------



Column 1:                    Column 7:              Column 8:
Name of Issuer            Other Managers        Voting Authority
--------------            --------------   --------------------------
                                           Sole      Shared     None
                                           ----      ------     ----
Enesco Group Inc.         Filer + No. 1    SOLE
First Aviation            Filer + No. 1    SOLE
Services Inc.
First Consulting          Filer + No. 1    SOLE
Group Inc.
First Union Real          Filer + No. 1    SOLE
Estate Equity and
Mortgage Investments
Foster L B Co.            Filer + No. 1    SOLE
Frozen Food Express       Filer + No. 1    SOLE
Industries Inc.
G-III Apparel Group       Filer + No. 1    SOLE
Ltd.
Gammon Lake Resources,    Filer + No. 1    SOLE
Inc.
Gasco Energy Inc.         Filer + No. 1    SOLE
Gold Fields Ltd.          Filer + No. 1    SOLE

Goldcorp Inc.             Filer + No. 1    SOLE
Golden Enterprises Inc.   Filer + No. 1    SOLE
Greg Manning Auctions     Filer + No. 1    SOLE
Inc.
Hancock Fabrics Inc.      Filer + No. 1    SOLE
Hollywood Media Corp.     Filer + No. 1    SOLE
Internet Commerce Corp    Filer + No. 1    SOLE
Intrawest Corporation     Filer + No. 1    SOLE
Key Energy Services,      Filer + No. 1    SOLE
Inc.
Keynote Systems Inc.      Filer + No. 1    SOLE
Ladish Inc.               Filer + No. 1    SOLE


Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                        (SEC USE ONLY)
Name of Manager #1:        WYNNEFIELD CAPITAL, INC.

                                           Column 3:       Column 4:                                                      Column 6:
Column 1:                     Column 2:      CUSIP      Fair Market Value        Shares or       Column 5:               Investment
Name of Issuer            Title of  Class   Number       (in thousands)      Principal Amount     SH/PRN      Put/Call   discretion
--------------            ---------------  ---------    -----------------    ----------------    ---------    --------   ----------


Laidlaw International,         COM         50730R102         10,608            510,000              SH                     SOLE
Inc.
Landec Corp.                   COM         514766104          7,399          1,020,500              SH                     SOLE
Langer Inc.                    COM         515707107            284             39,900              SH                     SOLE
Layne Christensen Co.          COM         521050104         14,789            857,334              SH                     SOLE
Liberty Media Corp.            CLA         530718105            158             15,200              SH                     SOLE
Liberty Media                  CLA         530719103            280              6,412              SH                     SOLE
International, Inc.
Lightbridge Inc.               COM         532226107          1,024            170,700              SH                     SOLE
LIN TV Corp                    CLA         532774106          1,449             85,600
Lubys Inc.                     COM         549282101          3,063            395,200              SH                     SOLE
Main Street Restaurant         COM         560345308             88             35,844              SH                     SOLE
Group Inc.
Marisa Christina Inc.          COM         570268102             52             52,600              SH                     SOLE
Mediware Information           COM         584946107          1,180            110,300              SH                     SOLE
Systems Inc.
Medis Technologies Ltd.        COM         58500P107            283             20,000              SH                     SOLE
Meridian Resource Corp.        COM         58977Q109            903            175,000              SH                     SOLE
Mission Resources Corp.        COM         605109107            959            136,000              SH                     SOLE
MVC Capital Inc.               COM         553829102         10,678          1,150,700              SH                     SOLE
Napco Security Systems         COM         630402105            203             19,288              SH                     SOLE
Inc.
Newmont Mining Corp.           COM         651639106          2,113             50,000              SH                     SOLE
Nexstar Broadcasting           CLA         65336K103            698            100,000              SH                     SOLE
Group Inc.
Nobel Learning                 COM         654889104          6,911            810,200              SH                     SOLE
Communities Inc.
Novoste Corp.                  COM         67010C100            511            587,573              SH                     SOLE


  TOTAL                                                       $63,633        6,348,351
                                                              -------        ---------

Column 1:                    Column 7:              Column 8:
Name of Issuer            Other Managers        Voting Authority
--------------            --------------   --------------------------
                                           Sole      Shared     None
                                           ----      ------     ----
Laidlaw International,    Filer + No. 1    SOLE
Inc.
Landec Corp.              Filer + No. 1    SOLE
Langer Inc.               Filer + No. 1    SOLE
Layne Christensen Co.     Filer + No. 1    SOLE
Liberty Media Corp.       Filer + No. 1    SOLE
Liberty Media             Filer + No. 1    SOLE
International, Inc.
Lightbridge Inc.          Filer + No. 1    SOLE
LIN TV Corp
Lubys Inc.                Filer + No. 1    SOLE
Main Street Restaurant    Filer + No. 1    SOLE
Group Inc.
Marisa Christina Inc.     Filer + No. 1    SOLE
Mediware Information      Filer + No. 1    SOLE
Systems Inc.
Medis Technologies Ltd.   Filer + No. 1    SOLE
Meridian Resource Corp.   Filer + No. 1    SOLE
Mission Resources Corp.   Filer + No. 1    SOLE
MVC Capital Inc.          Filer + No. 1    SOLE
Napco Security Systems    Filer + No. 1    SOLE
Inc.
Newmont Mining Corp.      Filer + No. 1    SOLE
Nexstar Broadcasting      Filer + No. 1    SOLE
Group Inc.
Nobel Learning            Filer + No. 1    SOLE
Communities Inc.
Novoste Corp.             Filer + No. 1    SOLE


Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                        (SEC USE ONLY)
Name of Manager #1:        WYNNEFIELD CAPITAL, INC.

                                           Column 3:       Column 4:                                                      Column 6:
Column 1:                     Column 2:      CUSIP      Fair Market Value        Shares or       Column 5:               Investment
Name of Issuer            Title of  Class   Number       (in thousands)      Principal Amount     SH/PRN      Put/Call   discretion
--------------            ---------------  ---------    -----------------    ----------------    ---------    --------   ----------


NUR Macroprinters Ltd.           ORD        M75165106            162           248,800              SH                   SOLE
On Assignment Inc.               COM        682159108             51            10,000              SH                   SOLE
Opticare Health                  COM        68386P105             96           343,005              SH                   SOLE
Systems Inc.
PSB Bancorp, Inc.                COM        693604100            188            12,000              SH                   SOLE
Petrohawk Energy Corp.           COM        716495106            883            85,000              SH                   SOLE
Pricesmart Inc.                  COM        741511109            449            61,154              SH                   SOLE
Private Business Inc.            COM        74267D203          1,546           739,500              SH                   SOLE
QC Holdings Inc.                 COM        74729T101          3,386           225,267              SH                   SOLE
Quality Distribution             COM        74756M102          1,076           100,000              SH                   SOLE
Corp.
RCM Technologies Inc.            COM        749360400          1,865           370,000              SH                   SOLE
RailAmerica Inc.                 COM        750753105          3,744           300,000              SH                   SOLE
Refac                            COM        758960108             49            11,840              SH                   SOLE
Remec Inc.                       COM        759543101          1,184           225,100              SH                   SOLE
Rewards Network Inc.             COM        761557107          6,334         1,522,500              SH                   SOLE
S1 Corporation                   COM        78463B101             69            10,000              SH                   SOLE
Scheid Vineyards Inc.            CLA        806403101            706           113,000              SH                   SOLE
Sequa Corporation                CLA        817320104          6,222           120,000              SH                   SOLE
Sequa Corporation                CLB        817320203            394             7,500              SH                   SOLE
Sinclair Broadcast               CLA        829226109          1,156           145,000              SH                   SOLE
Group Inc.
Standard Motor                   COM        853666105          1,240           106,000              SH                   SOLE
Products Inc.

TOTAL                                                        $30,800         4,755,666
                                                             -------         ---------


Column 1:                    Column 7:              Column 8:
Name of Issuer            Other Managers        Voting Authority
--------------            --------------   --------------------------
                                           Sole      Shared     None
                                           ----      ------     ----
NUR Macroprinters Ltd.     Filer + No. 1   SOLE
On Assignment Inc.         Filer + No. 1   SOLE
Opticare Health            Filer + No. 1   SOLE
Systems Inc.
PSB Bancorp, Inc.          Filer + No. 1   SOLE
Petrohawk Energy Corp.     Filer + No. 1   SOLE
Pricesmart Inc.            Filer + No. 1   SOLE
Private Business Inc.      Filer + No. 1   SOLE
QC Holdings Inc.           Filer + No. 1   SOLE
Quality Distribution       Filer + No. 1   SOLE
Corp.
RCM Technologies Inc.      Filer + No. 1   SOLE
RailAmerica Inc.           Filer + No. 1   SOLE
Refac                      Filer + No. 1   SOLE
Remec Inc.                 Filer + No. 1   SOLE
Rewards Network Inc.       Filer + No. 1   SOLE
S1 Corporation             Filer + No. 1   SOLE
Scheid Vineyards Inc.      Filer + No. 1   SOLE
Sequa Corporation          Filer + No. 1   SOLE
Sequa Corporation          Filer + No. 1   SOLE
Sinclair Broadcast         Filer + No. 1   SOLE
Group Inc.
Standard Motor             Filer + No. 1   SOLE
Products Inc.



Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                                        (SEC USE ONLY)
Name of Manager #1:        WYNNEFIELD CAPITAL, INC.

                                           Column 3:       Column 4:                                                      Column 6:
Column 1:                     Column 2:      CUSIP      Fair Market Value        Shares or       Column 5:               Investment
Name of Issuer            Title of  Class   Number       (in thousands)      Principal Amount     SH/PRN      Put/Call   discretion
--------------            ---------------  ---------    -----------------    ----------------    ---------    --------   ----------


Sumtotal Systems Inc.          COM         866615107                54            10,000             SH                    SOLE
Superior Energy                COM         868157108             3,784           220,000             SH                    SOLE
Services Inc.
Tasty Baking Co.               COM         876553306             1,691           201,500             SH                    SOLE
Teamstaff Inc.                 COM         87815U204             2,750         1,923,000             SH                    SOLE
Tenet Healthcare Corp.         COM         88033G100               133            11,500             SH                    SOLE
Tetra Technologies,            COM         88162F105             2,986           105,000             SH                    SOLE
Inc.
Transtechnology Corp.          COM         893889105             2,681           335,100             SH                    SOLE
TVIA Inc.                      COM         87307P101                70            50,000             SH                    SOLE
Unifi Inc.                     COM         904677101               346           103,400             SH                    SOLE
Unitedglobalcom Inc.           CLA         913247508               325            34,558             SH                    SOLE
Universal Compression          COM         913431102             1,704            45,000             SH                    SOLE
Holdings
Videsh Sanchar Nigam         SPONSORED     92659G600               236            28,000             SH                    SOLE
Ltd.                           ADR
Wheaton River Minerals         COM         962902102             1,420           400,000             SH                    SOLE
Ltd.
Williams Companies Inc.        COM         969457100               203            10,800             SH                    SOLE
Wilshire Enterprises           COM         971889100               118            15,000             SH                    SOLE
Inc.
Yak Communications Inc.        COM         984208207             1,956           365,000             SH                    SOLE


TOTAL                                                         $ 19,457         3,857,858
                                                              --------         ---------
GRAND TOTAL                                                   $222,631        28,036,274
                                                              --------        ----------





Column 1:                    Column 7:              Column 8:
Name of Issuer            Other Managers        Voting Authority
--------------            --------------   --------------------------
                                           Sole      Shared     None
                                           ----      ------     ----
Sumtotal Systems Inc.     Filer + No. 1    SOLE
Superior Energy           Filer + No. 1    SOLE
Services Inc.
Tasty Baking Co.          Filer + No. 1    SOLE
Teamstaff Inc.            Filer + No. 1    SOLE
Tenet Healthcare Corp.    Filer + No. 1    SOLE
Tetra Technologies,       Filer + No. 1    SOLE
Inc.
Transtechnology Corp.     Filer + No. 1    SOLE
TVIA Inc.                 Filer + No. 1    SOLE
Unifi Inc.                Filer + No. 1    SOLE
Unitedglobalcom Inc.      Filer + No. 1    SOLE
Universal Compression     Filer + No. 1    SOLE
Holdings
Videsh Sanchar Nigam      Filer + No. 1    SOLE
Ltd. ADR
Wheaton River Minerals    Filer + No. 1    SOLE
Ltd.
Williams Companies Inc.   Filer + No. 1    SOLE
Wilshire Enterprises      Filer + No. 1    SOLE
Inc.
Yak Communications Inc.   Filer + No. 1    SOLE
